Quarterly Report
December 31, 2019
MFS®  California
Municipal Bond Fund

Portfolio of Investments
12/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.4%
Airport Revenue – 10.8%
California Municipal Finance Authority Rev. (LINXS APM Project), “A”, 5%, 12/31/2043	$2,190,000	$2,556,453
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	615,000	642,447
Chicago, IL, O'Hare International Airport Rev., Third Lien, Unrefunded Balance, “A”, 5.625%, 1/01/2035	165,000	171,910
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2029	3,000,000	3,044,340
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “C”, 5%, 5/15/2038	1,935,000	2,326,992
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “D”, 5%, 5/15/2037	1,305,000	1,613,345
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “D”, 5%, 5/15/2038	1,305,000	1,607,395
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “F”, 5%, 5/15/2044	6,200,000	7,526,242
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2038	2,000,000	2,414,960
Sacramento County, CA, Airport System Rev., “C”, 5%, 7/01/2039	1,000,000	1,204,510
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/2021	1,500,000	1,530,495
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2036	750,000	927,938
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2037	1,400,000	1,725,836
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2038	1,000,000	1,228,400
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2039	1,000,000	1,225,090
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2042	665,000	783,290
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2047	665,000	777,811
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2031	850,000	920,814
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2044	2,605,000	3,145,850
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	3,000,000	3,460,110
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/2025 (Prerefunded 5/03/2021)	570,000	600,586
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2039	3,420,000	4,179,445
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2041	5,000,000	5,807,850
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2040	3,000,000	3,656,430
San Francisco, CA, City & County Airports Commission, International Airport Rev., Unrefunded Balance, “D”, 5%, 5/01/2025	1,430,000	1,505,819
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2035	1,000,000	1,194,580
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2047	2,000,000	2,338,520
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	3,000,000	3,136,770
		$61,254,228
General Obligations - General Purpose – 5.4%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$1,080,000	$1,092,496
Chicago, IL, “B”, 7.375%, 1/01/2033	1,400,000	1,677,032
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	80,000	85,027
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/2020	820,000	833,317
Marin County, CA, Healthcare District (Election of 2013), “A”, 4%, 8/01/2047	6,000,000	6,646,620
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	430,000	454,162
State of California, 5.25%, 4/01/2035	2,545,000	2,777,180
State of California, 4%, 8/01/2037	1,700,000	1,939,649
State of California, 5.5%, 3/01/2040	3,670,000	3,695,727
State of California, 5.25%, 11/01/2040	2,775,000	2,870,293
State of California, 5%, 4/01/2045	7,000,000	8,730,680
		$30,802,183
General Obligations - Schools – 19.5%
Alvord, CA, Unified School District (Election of 2007), Capital Appreciation, “B”, AGM, 0%, 8/01/2041	$1,440,000	$718,661
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2029	4,335,000	3,612,616
Compton, CA, Unified School District (Election of 2015), “B”, BAM, 4%, 6/01/2049	1,750,000	1,922,217
Compton, CA, Unified School District (Election of 2015), Capital Appreciation, “B”, BAM, 0%, 6/01/2038	2,250,000	1,294,740
Compton, CA, Unified School District (Election of 2015), Capital Appreciation, “B”, BAM, 0%, 6/01/2039	2,125,000	1,177,080
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	2,785,000	3,140,115
Dublin, CA, Unified School District (Election of 2016), “B”, 4%, 8/01/2043	1,945,000	2,167,547
Folsom Cordova, CA, Unified School District (Election of 2007), “D”, AGM, 4%, 10/01/2038	4,000,000	4,457,880
Folsom Cordova, CA, Unified School District (Election of 2007), “D”, AGM, 4%, 10/01/2039	4,000,000	4,448,680
Folsom Cordova, CA, Unified School District (Election of 2012), “A”, 5%, 10/01/2038	2,465,000	2,786,978
Garvey, CA, School District (Election of 2004), Capital Appreciation, AGM, 0%, 8/01/2031	2,120,000	1,632,591

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Grossmont, CA, Union High School District (Election 2008), “I-2”, 4%, 8/01/2044	$5,190,000	$5,936,633
Grossmont, CA, Union High School District, “B-2”, 4%, 8/01/2043	1,885,000	2,140,531
Imperial County, CA, Community College District Rev., BAM, 4%, 8/01/2040	465,000	515,592
Imperial County, CA, Community College District Rev., Capital Appreciation, “C”, BAM, 0%, 8/01/2034	500,000	312,210
Lake Tahoe, CA, Unified School District (Election of 2008), Convertible Capital Appreciation, 0% to 8/01/2032, 6.375% to 8/01/2045	1,590,000	1,409,106
Los Angeles County, CA, Mt. San Antonio Community College District (Election of 2018), “A”, 4%, 8/01/2049	875,000	997,614
Los Angeles County, CA, Palmdale School District (Election of 2016), 4%, 8/01/2044	2,395,000	2,663,168
Marin County, CA, Community College District (Election of 2016), “B”, 4%, 8/01/2039	2,000,000	2,246,580
Marin County, CA, Community College District (Election of 2016), “B”, 4%, 8/01/2040	1,000,000	1,113,920
Marin County, CA, San Rafael City Elementary School District Rev., “B”, 4%, 8/01/2047	2,595,000	2,937,955
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/2032	1,570,000	1,159,806
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	1,570,000	1,682,365
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, AGC, 0%, 8/01/2033	500,000	360,740
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 8/01/2028	1,440,000	1,212,883
Mount Diablo, CA, Unified School District (Election of 2010), Convertible Capital Appreciation, “A”, AGM, 0% to 8/01/2019, 6% to 8/01/2030	3,000,000	3,202,500
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0.004% to 8/01/2028, 6.25% to 8/01/2043	5,000,000	4,977,000
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 8/01/2029	3,385,000	2,757,455
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2028	830,000	990,331
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2030	830,000	985,086
Oakland, CA, Unified School District Rev. (Election of 2012), “A”, AGM, 4%, 8/01/2034	1,000,000	1,130,090
Oakland, CA, Unified School District Rev. (Election of 2012), “A”, AGM, 4%, 8/01/2035	1,000,000	1,127,250
Oakland, CA, Unified School District Rev. (Election of 2012), “A”, AGM, 4%, 8/01/2037	1,750,000	1,960,070
Orange County, CA, Garden Grove Unified School District, 4%, 8/01/2046	3,000,000	3,323,970
Oxnard, CA, School District (Ventura County), “A”, BAM, 5%, 8/01/2045	2,590,000	3,098,106
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District (Election of 2014) (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2033	500,000	609,260
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District (Election of 2014) (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2034	1,400,000	1,701,742
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District (Election of 2014) (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2035	1,105,000	1,338,685
Placer and Sacramento Counties, CA, Roseville Joint Union High School District (School Facilities Improvement District No. 1), 4%, 8/01/2046	1,515,000	1,660,440
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2023	600,000	683,274
San Diego, CA, Community College District (Election of 2002), Convertible Capital Appreciation, 6% to 8/01/2019, 6% to 8/01/2033	2,000,000	2,604,240
San Diego, CA, Unified School District (Dedicated Unlimited AD Valorem Property Tax), “L”, 4%, 7/01/2049	3,255,000	3,696,052
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/2034	1,235,000	660,453
San Diego, CA, Unified School District (Election of 2012), “I”, 4%, 7/01/2047	2,145,000	2,398,882
San Jose, CA, Evergreen Community College District (Election of 2010), “A”, 5%, 8/01/2041	1,235,000	1,364,058
San Mateo County, CA, Community College District, 5%, 9/01/2040	1,100,000	1,403,820
San Mateo County, CA, Community College District (Election of 2001), Capital Appreciation, “A”, NATL, 0%, 9/01/2021	4,300,000	4,218,773
Santa Barbara and San Luis Obispo Counties, CA, Santa Maria-Bonita School District, 4%, 8/01/2042	1,000,000	1,106,920
Santa Barbara and San Luis Obispo Counties, CA, Santa Maria-Bonita School District, 4%, 8/01/2044	1,250,000	1,377,200
Santa Clara and Santa Cruz Counties, CA, West Valley-Mission Community College District (Election of 2018), “A”, 4%, 8/01/2044	2,650,000	3,019,039
South Monterey County, CA, Joint Union High School District (Election of 2018), “A-1”, AGM, 4%, 8/01/2049	2,480,000	2,756,074
Stanislaus County, CA, CERES Unified School District, Capital Appreciation, BAM, 0%, 8/01/2046	2,775,000	1,032,023
Stanislaus County, CA, CERES Unified School District, Capital Appreciation, BAM, 0%, 8/01/2047	3,035,000	1,079,792
Sweetwater, CA, Union High School District, “C”, 4%, 8/01/2043	2,000,000	2,221,640
		$110,532,433
Healthcare Revenue - Hospitals – 12.5%
California Health Facilities Financing Authority Rev. (Children's Hospital Los Angeles), “A”, 5%, 8/15/2042	$2,550,000	$3,003,798
California Health Facilities Financing Authority Rev. (City of Hope), 5%, 11/15/2049	4,000,000	4,726,720
California Health Facilities Financing Authority Rev. (El Camino Hospital), 5%, 2/01/2037	1,000,000	1,205,190
California Health Facilities Financing Authority Rev. (Marshall Medical Center), 5%, 11/01/2033	750,000	868,140

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	$1,160,000	$1,309,164
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2038	1,000,000	1,222,190
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2048	3,500,000	4,168,640
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5%, 11/15/2046	3,180,000	3,749,379
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2036	1,275,000	1,502,320
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2037	850,000	996,744
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	425,000	493,463
California Municipal Finance Authority Rev. (Eisenhower Medical Center), 5%, 7/01/2042	2,000,000	2,314,160
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5%, 7/01/2047	1,000,000	1,149,010
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “B”, 4%, 7/01/2047	1,685,000	1,808,645
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2028	205,000	231,664
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2029	165,000	185,962
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2030	85,000	95,410
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	315,000	349,688
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2044	415,000	454,545
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	1,500,000	1,714,380
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	2,545,000	2,859,384
California Statewide Communities Development Authority Hospital Rev. (Methodist Hospital of Southern California), 5%, 1/01/2038	1,500,000	1,777,365
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2042	4,000,000	4,784,760
California Statewide Communities Development Authority Rev. (Community Hospital of the Monterey Peninsula), “A”, 6%, 6/01/2033 (Prerefunded 6/01/2021)	1,250,000	1,339,175
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 8/15/2023	1,000,000	1,003,560
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2053	1,000,000	1,175,970
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2057	2,000,000	2,345,680
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2054	1,650,000	1,830,560
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	1,000,000	1,123,420
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2036	635,000	775,456
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2037	455,000	553,812
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2038	430,000	521,831
California Statewide Communities Development Authority Rev. (Redlands Community Hospital), 5%, 10/01/2046	1,925,000	2,209,688
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 11/01/2030	1,740,000	1,796,811
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 8/15/2032	390,000	425,822
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 12/01/2041	2,550,000	2,748,135
Doylestown, PA, Hospital Rev., “A”, 5%, 7/01/2049	70,000	80,210
Madera County, CA, COP (Children's Hospital Central California), 5.375%, 3/15/2036 (Prerefunded 3/15/2020)	3,000,000	3,026,580
Oroville, CA, Rev. (Oroville Hospital), 5.25%, 4/01/2049	2,000,000	2,339,240
Palomar Health, CA, Refunding Rev., AGM, 5%, 11/01/2047	2,000,000	2,344,880
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 12/01/2041	1,000,000	1,096,710
Upland, CA, (San Antonio Regional Hospital), COP, 4%, 1/01/2042	1,000,000	1,057,500
Upland, CA, (San Antonio Regional Hospital), COP, 5%, 1/01/2047	1,000,000	1,144,970
Washington Township, CA, Health Care District Rev., “A”, 5%, 7/01/2042	1,000,000	1,158,550
		$71,069,281
Healthcare Revenue - Long Term Care – 3.1%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/2041	$850,000	$902,377
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 11/15/2035	1,270,000	1,392,110
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2034	700,000	822,346
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2039	1,000,000	1,160,330
California Municipal Finance Authority Rev. (Channing House Project), “B”, 5%, 5/15/2047	2,000,000	2,342,840
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2038	435,000	500,550
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2039	430,000	493,541
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2040	435,000	496,566
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2043	980,000	1,111,065
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044	1,405,000	1,543,392
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 5/15/2047	1,785,000	1,914,020
California Statewide Communities Development Authority Rev. (Front Port Communities and Services), “A”, 4%, 4/01/2042	735,000	789,125

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
California Statewide Communities Development Authority Rev. (Front Port Communities and Services), “A”, 5%, 4/01/2047	$1,835,000	$2,132,949
California Statewide Communities Development Authority Rev. (Terraces at San Joaquin Gardens), “A”, 6%, 10/01/2042	750,000	839,318
Eden Township, CA, Healthcare District, COP, 6.125%, 6/01/2034 (Prerefunded 6/01/2020)	1,090,000	1,112,934
		$17,553,463
Industrial Revenue - Environmental Services – 0.9%
California Municipal Finance Authority Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029)	$3,000,000	$3,043,530
California Pollution Control Financing Authority, Solid Waste Disposal Subordinate Rev. (CalPlant I Project), 7.5%, 12/01/2039	2,000,000	1,902,900
		$4,946,430
Industrial Revenue - Other – 0.3%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032	$640,000	$702,285
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	885,000	1,017,183
		$1,719,468
Miscellaneous Revenue - Other – 1.9%
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2034	$830,000	$935,335
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2035	830,000	934,688
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 5%, 9/02/2039	1,000,000	1,184,170
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 5%, 9/02/2044	1,000,000	1,171,240
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2031	1,335,000	1,529,683
Sacramento, CA, Transient Occupancy Tax Rev. (Convention Center Complex), “C”, 5%, 6/01/2037	1,465,000	1,796,354
Sacramento, CA, Transient Occupancy Tax Rev. (Convention Center Complex), “C”, 5%, 6/01/2038	1,250,000	1,525,500
San Francisco, CA, City & County Airports Commission, International Airport Rev., Special Facilities Lease Rev. (SFO Fuel Co. LLC), 5%, 1/01/2040	1,510,000	1,827,357
		$10,904,327
Multi-Family Housing Revenue – 1.2%
California Housing Finance Agency Municipal Certificates, “A”, 4%, 3/20/2033	$3,000,000	$3,430,650
California Housing Finance Agency Municipal Certificates, “A”, 4.25%, 1/15/2035	2,986,367	3,498,379
		$6,929,029
Port Revenue – 0.4%
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, AGM, 5%, 10/01/2036	$1,710,000	$2,023,255
Sales & Excise Tax Revenue – 1.7%
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	$114,000	$118,027
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	1,717,000	1,792,582
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	2,786,000	2,956,030
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	1,100,000	1,115,092
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	385,000	390,282
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	9,000	9,197
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	186,000	193,187
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	16,000	14,043
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	171,000	136,542
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	31,000	23,003
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,566,000	1,075,169
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,524,000	969,538
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	1,561,000	418,208
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2051	926,000	180,727
		$9,391,627

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – 3.9%
California Infrastructure & Economic Development Bank Charter School Rev. (Alliance for College-Ready Public Schools), “B”, 5%, 11/01/2039	$300,000	$366,417
California Infrastructure & Economic Development Bank Charter School Rev. (Alliance for College-Ready Public Schools), “B”, 5%, 11/01/2044	350,000	423,812
California Infrastructure & Economic Development Bank Rev. (Colburn School), 1.75%, 8/01/2055 (Put Date 8/01/2026)	1,000,000	1,002,330
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/2032	825,000	863,948
California Municipal Finance Authority, Charter School Lease Rev. (Nova Academy Project), “A”, 5%, 6/15/2036	750,000	824,888
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2038 (n)	970,000	1,103,598
California Municipal Finance Authority, Education Rev. (American Heritage Education Foundation Project), “A”, 5%, 6/01/2046	750,000	846,353
California Public Finance Authority, Educational Facilities Rev. (Trinity Classical Academy), “A”, 5%, 7/01/2036	400,000	430,032
California Public Finance Authority, Educational Facilities Rev. (Trinity Classical Academy), “A”, 5%, 7/01/2044	375,000	395,584
California Public Finance Authority, Educational Facilities Rev. (Trinity Classical Academy), “A”, 5%, 7/01/2054	1,000,000	1,046,950
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2040	415,000	461,841
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2041	500,000	555,475
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2045	415,000	459,409
California School Finance Authority, Charter School Rev. (Downtown Prep), 5%, 6/01/2046	1,000,000	1,072,970
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2030	1,190,000	1,379,626
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2040	750,000	851,663
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2050	1,060,000	1,188,684
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	1,245,000	1,421,055
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2038	870,000	1,027,374
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2048	870,000	1,011,157
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2034	530,000	590,081
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2037	505,000	592,219
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/2044	470,000	517,418
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2047	745,000	856,556
California School Finance Authority, School Facility Rev. (Kipp SoCal), “A”, 5%, 7/01/2049	1,050,000	1,243,746
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 7/01/2047	1,270,000	1,345,336
		$21,878,522
State & Local Agencies – 2.9%
California Infrastructure & Economic Development Bank Lease Rev. (California State Teachers' Retirement System Headquarters Expansion Green Bonds - Climate Bond Certified), 5%, 8/01/2044	$1,500,000	$1,864,365
California Municipal Finance Authority, Lease Rev. (Orange County Civic Center Infrastructure Improvement Program - Phase II), “A”, 5%, 6/01/2043	2,095,000	2,525,606
California Public Works Board Lease Rev. (Department of Justice), “D”, 5.25%, 11/01/2020	550,000	551,815
California Public Works Board Lease Rev. (Judicial Council Projects), “A”, 5%, 3/01/2028	2,120,000	2,367,277
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.028% (LIBOR - 3mo. + 0.75%), 6/01/2037	2,360,000	2,196,098
Fresno, CA, Joint Powers Financing Authority Rev., Lease Revenue Refunding Rev. (Master Lease Projects), “A”, AGM, 5%, 4/01/2034	1,000,000	1,196,880
Fresno, CA, Joint Powers Financing Authority Rev., Lease Revenue Refunding Rev. (Master Lease Projects), “A”, AGM, 5%, 4/01/2037	800,000	946,976
Ontario Public Finance Authority Lease Rev., AGM, 5%, 11/01/2042	1,025,000	1,228,514
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2030	500,000	598,365
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2031	1,000,000	1,195,250
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2032	550,000	655,836
San Diego, CA, Public Facilities Financing Authority Lease Rev. (Master Refunding Project), “A”, 5.25%, 3/01/2040 (Prerefunded 9/01/2020)	1,000,000	1,029,070
		$16,356,052
Tax - Other – 1.4%
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	$315,000	$357,771
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	170,000	192,651
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	500,000	556,080

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	$635,000	$648,983
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	665,000	724,770
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	2,010,000	2,225,713
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	1,145,000	1,272,450
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2036	4,870,000	2,150,056
		$8,128,474
Tax Assessment – 4.2%
California Statewide Communities Development Authority Rev., “A”, 5%, 9/02/2048	$1,000,000	$1,173,080
California Statewide Communities Development Authority, Statewide Community Infrastructure Program Rev., “C”, 5%, 9/02/2044	500,000	572,495
California Statewide Communities Development Authority, Statewide Community Infrastructure Program Rev., “C”, 5%, 9/02/2049	500,000	570,265
Huntington Beach, CA, Community Facilities District Special Tax (Grand Coast Resort), 5.125%, 9/01/2031	1,000,000	1,099,360
Jurupa, CA, Community Facilities Services District, Special Tax (Eastvale Area District No. 31), “A”, 5%, 9/01/2037	1,000,000	1,065,090
Jurupa, CA, Public Financing Authority, Special Tax Refunding Rev., “A”, AGM, 4%, 9/01/2043	1,745,000	1,931,191
Lake Elsinore, CA, Public Financing Authority Rev., 5%, 9/01/2035	920,000	1,047,972
Lee Lake, CA, Public Financing Authority, Senior Lien Rev., “A”, 5.125%, 9/01/2035	1,000,000	1,118,290
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev., “D”, AGM, 5%, 9/01/2022	340,000	374,942
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev., “D”, AGM, 5%, 9/01/2023	340,000	387,182
North Natomas, CA, Community Facilities District Special Tax, “4-E”, 5.25%, 9/01/2033	840,000	939,952
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2028	650,000	749,002
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2029	1,350,000	1,551,663
Rancho Cucamonga, CA, Community Facilities District Special Tax, 5.25%, 9/01/2033	1,000,000	1,096,710
Rancho Cucamonga, CA, Redevelopment Agency, Tax Allocation Refunding (Successor Agency to the Rancho Redevelopment Project Area), AGM, 5%, 9/01/2032	2,625,000	3,024,787
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2030	890,000	1,065,766
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2031	1,095,000	1,304,583
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, AGM, 5%, 10/01/2034	1,385,000	1,598,096
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	750,000	845,392
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “B”, NATL, 5%, 8/01/2043	1,100,000	1,277,188
Santa Cruz County, CA, Redevelopment Agency Tax Allocation Rev., 5%, 9/01/2023	1,000,000	1,141,480
		$23,934,486
Tobacco – 2.5%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6%, 6/01/2042	$1,080,000	$1,086,664
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	1,195,000	1,217,717
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5%, 6/01/2029	2,000,000	2,376,500
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	1,800,000	1,922,886
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.), “A”, 5%, 6/01/2036	250,000	306,282
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.), “A”, 5%, 6/01/2037	1,000,000	1,222,180
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.), “A”, 5%, 6/01/2038	750,000	913,680
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.), “A”, 5%, 6/01/2048	4,250,000	5,021,970
		$14,067,879
Toll Roads – 1.1%
Bay Area Toll Authority, California Toll Bridge Rev., “S-7”, 4%, 4/01/2033	$2,985,000	$3,446,899
Bay Area Toll Authority, California Toll Bridge Rev., “S-7”, 4%, 4/01/2034	855,000	982,198
Riverside County, CA, Transportation Commission, Toll Rev., “A”, 5.75%, 6/01/2044	1,680,000	1,872,982
		$6,302,079

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – 1.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGC, 5.25%, 7/01/2041	$460,000	$518,277
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	95,000	107,321
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	150,000	169,623
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	470,000	481,031
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	65,000	66,705
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	2,060,000	2,243,299
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	2,330,000	2,527,491
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	225,000	246,283
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	1,530,000	1,676,727
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AGC, 5.25%, 7/01/2036	690,000	780,086
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	285,000	311,254
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	195,000	210,688
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NATL, 5%, 7/01/2038	75,000	76,534
Lancaster, CA, Financing Authority Rev. (Measure M&R Structure Improvement Project), BAM, 4%, 6/01/2039	1,365,000	1,571,661
		$10,986,980
Universities - Colleges – 8.1%
California Educational Facilities Authority Rev. (Art Center College of Design), “A”, 5%, 12/01/2036	$2,060,000	$2,524,200
California Educational Facilities Authority Rev. (Chapman University), “B”, 4%, 4/01/2047	1,000,000	1,081,420
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2036	425,000	505,967
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2037	1,265,000	1,502,061
California Educational Facilities Authority Rev. (Loyola Marymount University), “B”, 5%, 10/01/2038	630,000	779,430
California Educational Facilities Authority Rev. (Pitzer College), 6%, 4/01/2040 (Prerefunded 4/01/2020)	3,000,000	3,037,380
California Educational Facilities Authority Rev. (Stanford University), “U-7”, 5%, 6/01/2046	1,465,000	2,200,620
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2036	1,000,000	1,176,870
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2037	1,000,000	1,173,580
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2038	500,000	584,870
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2030 (Prerefunded 10/01/2021)	860,000	936,798
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2030 (Prerefunded 10/01/2021)	900,000	981,198
California Educational Facilities Authority Rev. (University of San Francisco), “A”, 5%, 10/01/2038	1,000,000	1,237,190
California Educational Facilities Authority Rev. (University of the Pacific), 5.25%, 11/01/2029	1,265,000	1,269,010
California Medical Center Pooled Rev. (Regents of the University of California), “L”, 5%, 5/15/2047	5,000,000	5,791,050
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2033	625,000	747,300
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2035	1,195,000	1,422,050
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2039	1,000,000	1,177,250
California Municipal Finance Authority Rev. (Emerson College), “B”, 5%, 1/01/2042	4,310,000	5,079,637
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.125%, 6/01/2030 (Prerefunded 6/01/2020)	1,500,000	1,532,205
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/2040 (Prerefunded 6/01/2020)	1,500,000	1,532,970
California Municipal Finance Authority Rev. (University of La Verne), “A”, 5%, 6/01/2043	1,500,000	1,757,940
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	500,000	571,950
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2048	2,500,000	2,818,050
California Public Works Board Lease Rev. (Regents of the University of California), 5%, 12/01/2028 (Prerefunded 12/01/2021)	2,125,000	2,290,112
California State University Rev., “A”, 5%, 11/01/2024	2,130,000	2,287,471
		$45,998,579
Universities - Dormitories – 3.4%
California Municipal Finance Authority, Student Housing Rev. (Bowles Hall Foundation), “A”, 5%, 6/01/2035	$225,000	$254,237
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), 5%, 5/15/2037	2,605,000	3,130,272
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2036	4,000,000	4,893,800
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	3,065,000	3,655,901
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2034 (n)	375,000	446,591
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2039 (n)	475,000	557,484
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2051 (n)	1,440,000	1,661,818

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – continued
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	$1,500,000	$1,685,985
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5%, 5/15/2034	1,000,000	1,162,610
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039	1,740,000	2,031,624
		$19,480,322
Utilities - Cogeneration – 0.5%
California Pollution Control Financing Authority, Water Furnishing Refunding Rev. (San Diego County Water Authority Desalination Project Pipeline), 5%, 7/01/2039	$1,000,000	$1,200,260
California Pollution Control Financing Authority, Water Furnishing Refunding Rev. (San Diego County Water Authority Desalination Project Pipeline), 5%, 11/21/2045	1,610,000	1,902,537
		$3,102,797
Utilities - Investor Owned – 0.4%
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 8/01/2040	$2,000,000	$2,048,940
Utilities - Municipal Owned – 2.9%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$280,000	$315,118
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	315,000	352,265
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 11/01/2026 (Prerefunded 11/01/2020)	1,245,000	1,286,981
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2041	3,000,000	3,569,100
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	1,155,000	874,912
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	180,000	136,350
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	325,000	247,000
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	405,000	306,788
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	765,000	579,487
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	10,000	10,001
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	1,315,000	1,338,144
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	200,000	151,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	620,000	469,650
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	260,000	280,917
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	725,000	791,787
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	55,000	60,039
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	290,000	214,600
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	325,000	247,000
Sacramento, CA, Municipal Utility District Electric Rev., “X”, 5%, 8/15/2025 (Prerefunded 8/15/2021)	545,000	580,414
Sacramento, CA, Municipal Utility District Electric Rev., Unrefunded Balance, “X”, 5%, 8/15/2025	1,585,000	1,687,962
Turlock, CA, Irrigation District Rev., 5%, 1/01/2039	600,000	767,028
Vernon, CA, Electric System Rev., “A”, 5.5%, 8/01/2041	2,130,000	2,267,917
		$16,534,960
Utilities - Other – 1.3%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	$1,750,000	$2,678,217
Long Beach, CA, Bond Finance Authority Natural Gas Purchase Rev., “A”, 5.25%, 11/15/2022	2,210,000	2,443,509
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/2033	1,655,000	2,157,309
		$7,279,035
Water & Sewer Utility Revenue – 5.2%
Alameda and Contra Costa Counties, CA, East Bay Municipal District Water System Rev., “A”, 5%, 6/01/2044	$4,000,000	$5,004,040
Belmont, CA, Joint Powers Financing Authority, Sewer Rev., 5%, 8/01/2045	1,710,000	2,115,202
Belmont, CA, Joint Powers Financing Authority, Sewer Rev., 5%, 8/01/2047	1,885,000	2,326,844
Fillmore, CA, Wastewater Refunding Rev., AGM, 5%, 5/01/2047	3,000,000	3,520,590
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	525,000	536,944
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,660,000	1,921,433
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2031	415,000	480,039
San Mateo-Foster City, CA, Public Financing Authority, Wastewater Rev. (Clean Water Program), 4%, 8/01/2044	2,205,000	2,522,211
Santa Barbara County, CA, Solid Waste System Rev., COP, “B”, 5%, 12/01/2036	2,000,000	2,468,900
Silicon Valley Clean Water, CA, Wastewater Rev., 4%, 8/01/2044	3,250,000	3,612,992

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Soquel Creek, CA, Water District, COP, 5%, 3/01/2043	$1,715,000	$1,891,148
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2031	1,700,000	2,030,174
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2035	830,000	983,243
		$29,413,760
Total Municipal Bonds		$552,638,589
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n)	$1,900,000	$555,110
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 1.7% (v)	7,914,475	$7,914,475

Other Assets, Less Liabilities – 1.1%		6,206,559
Net Assets – 100.0%		$567,314,733
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,914,475 and $553,193,699, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,324,601, representing 0.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
Derivative Contracts at 12/31/19
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	100	$15,590,625	March – 2020	$404,513
At December 31, 2019, the fund had cash collateral of $270,000 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of December 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$552,638,589	$—	$552,638,589
U.S. Corporate Bonds	—	555,110	—	555,110
Mutual Funds	7,914,475	—	—	7,914,475
Total	$7,914,475	$553,193,699	$—	$561,108,174
Other Financial Instruments
Futures Contracts – Assets	$404,513	$—	$—	$404,513
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$11,566,146	$145,320,668	$148,969,634	$(2,612)	$(93)	$7,914,475

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$206,827	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2019, are as follows:
California	90.0%
Puerto Rico	5.9%
Illinois	1.0%
Guam	0.4%
Ohio	0.4%
Pennsylvania	0.4%
Alabama	0.3%
Virginia	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.